Organization and Business Description (Details)	6 Months Ended
	Dec. 31, 2025	Nov. 25, 2022
Organization and Business Description [Line Items]
Incorporation date	Aug. 05, 2022
Haoxi BJ [Member]
Organization and Business Description [Line Items]
Percentage of equity interest		100.00%